Share Capital and Dividends - Summary of Transaction Activity Related to Subordinate Voting Shares and Multiple Voting Shares (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Balance (in shares)	58,695,438	58,073,517
Balance (in shares)	92,725,616	58,695,438
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	$ 0	$ 0
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc.	80,585,000
Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	2,935,000	1,686,000
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc.	80,585,000
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options	$ 299,000	$ 300,000
Issuance of Subordinate Voting Shares from settlement of DSU (in shares)	63,874	7,718
Subordinate Voting Shares | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc.	$ 600,000
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)	157,882	157,882
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)	376,250
Subordinate Voting Shares | Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc.	$ 1,086,000	$ 1,086,000
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)	300,192	300,189
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares)	51,373,822	50,904,533
Balance (in shares)	85,554,000	51,373,822
Beginning balance	$ 193,552,000	$ 191,820,000
Ending balance	300,901,000	193,552,000
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions		1,686,000
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options	10,000	14,000
Issuance of Subordinate Voting Shares from settlement of DSUs	$ 195,000	$ 32,000
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)	2,750	3,500
Issuance of Subordinate Voting Shares from settlement of DSU (in shares)	63,874	7,718
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares)	7,321,616	7,168,984
Balance (in shares)	7,171,616	7,321,616
Beginning balance	$ 3,985,000	$ 3,515,000
Ending balance	4,321,000	3,985,000
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options	$ 518,000	$ 470,000
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)	152,632	152,632